LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON FUNDS TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

c)	For each fund that offers Class A and/or Class A2 shares, the subsection titled “Waivers for certain Class A investors” or “Waivers for certain Class A or Class A2 investors” (as applicable) in the section of each fund’s Prospectus titled “Sales charges” is supplemented by adding the following disclosure:

•	Different Service Agents may impose different sales loads or offer different ways to reduce sales loads. These variations are described at the end of this Prospectus in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents.”

d)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the fund’s Prospectus is amended by adding the Appendix included in this supplement to the end of the Prospectus.

e)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the subsection titled “Contingent deferred sales charge waivers” in the section of each Prospectus titled “More about contingent deferred sales charges” is supplemented by adding the following disclosure:

•	Different Service Agents may offer different contingent deferred sales charge waivers. These variations are described at the end of this Prospectus in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents.”

f)	For each fund that offers Class A and/or Class A2 shares, each fund’s Statement of Additional Information is supplemented by adding the following disclosure:

Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the initial sales charge. For more information, see the appendix to the Prospectus titled “Appendix: Waivers and Discounts Available from Certain Service Agents.”

3.	Class IS shares: For each fund that offers Class IS shares, the subsection titled “Class IS shares” in the section of each fund’s Prospectus titled “Retirement and Institutional Investors – eligible investors” or “Institutional Investors – eligible investors” (as applicable) is supplemented by adding the following category to the types of investors that are eligible to purchase Class IS shares:

•	Clients of Eligible Financial Intermediaries (including Management Accounts). Management Accounts may include investors who invest in the fund through the program of a Service Agent where the investor typically invests $10 million or more in assets under management in accounts with the Service Agent.

Appendix: Waivers and Discounts Available from Certain Service Agents

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts. Effective April 10, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or SAI.

MERRILL LYNCH (EFFECTIVE APRIL 10, 2017)

Initial sales charge waivers on Class A shares

Investors purchasing Class A shares of the fund through a Merrill Lynch, Pierce, Fenner & Smith Incorporated platform or account (“Merrill Lynch Accounts”) are eligible for a waiver of the initial sales load on certain purchases of Class A shares that may differ from others described in this Prospectus. Merrill Lynch Accounts that are eligible for the waiver include: (i) employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan; (ii) shares purchased by or through a Section 529 plan; (iii) shares purchased through a Merrill Lynch affiliated investment advisory program; (iv) shares purchased by third-party investment advisers on behalf of their advisory clients through Merrill Lynch’s platform; (v) shares of funds purchased through the Merrill Edge Self-Directed platform; (vi) shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family); (vii) shares exchanged from Class C (i.e., level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date; (viii) employees and registered representatives of Merrill Lynch or its affiliates and their family members; (ix) Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this Prospectus; and (x) shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

Contingent deferred sales charge waivers on Class A, B and C Shares available at Merrill Lynch

Investors holding shares subject to a contingent deferred sales charge through Merrill Lynch Accounts are eligible for a waiver of the contingent deferred sales charge on the redemption of shares: (i) due to the death or disability of the shareholder; (ii) as part of a systematic withdrawal plan as described in this Prospectus; (iii) due to the return of excess contributions from an IRA Account; (iv) as part of a required minimum distribution for IRAs and retirement accounts due to the shareholder reaching age 70 1/2; (v) sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch; (vi) acquired through the Right of Reinstatement; and (vii) held in retirement brokerage accounts that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable only to Class A shares and Class C shares).

Front-end load discounts on Class A shares

The following discounts are available on purchases of Class A shares through Merrill Lynch Accounts: (i) breakpoints in the Class A sales charge schedule described in this Prospectus; (ii) rights of accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of fund family assets held by accounts within the purchaser’s household at Merrill Lynch; eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets; and (iii) letters of intent (LOI), which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.

Class A or Class A2 (as applicable) Sales Charge Waivers Available Only Through Certain Service Agents

Class A or Class A2 shares may be purchased at net asset without a sales charge by employees of any Service Agents that offer this waiver to their employees or employee-related accounts.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON FUNDS TRUST
ClearBridge Real Estate Opportunities Fund	May 2, 2016

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge International Growth Fund	March 1, 2017
ClearBridge Small Cap Fund	March 1, 2017
ClearBridge Value Trust	March 1, 2017
Legg Mason BW Absolute Return Opportunities Fund	March 1, 2017
Legg Mason BW Alternative Credit Fund	March 1, 2017
Legg Mason BW Diversified Large Cap Value Fund	February 1, 2017
Legg Mason BW Dynamic Large Cap Value Fund	February 1, 2017
Legg Mason BW Global Flexible Income Fund	May 31, 2016
Legg Mason BW Global High Yield Fund	March 1, 2017
Legg Mason BW Global Opportunities Bond Fund	May 1, 2016
Legg Mason BW International Opportunities Bond Fund	May 1, 2016
Martin Currie Emerging Markets Fund	February 1, 2017
Martin Currie International Unconstrained Equity Fund	September 30, 2016
QS Global Market Neutral Fund	February 1, 2017
QS International Equity Fund	February 1, 2017
QS Strategic Real Return Fund	February 1, 2017
QS U.S. Small Capitalization Equity Fund	May 1, 2016
RARE Global Infrastructure Value Fund	February 1, 2017

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 28, 2016
ClearBridge All Cap Value Fund	February 1, 2017
ClearBridge Appreciation Fund	March 1, 2017
ClearBridge Dividend Strategy Fund	May 1, 2016
ClearBridge Energy MLP & Infrastructure Fund	March 1, 2017
ClearBridge International Small Cap Fund	February 1, 2017
ClearBridge International Value Fund	March 1, 2017
ClearBridge Large Cap Value Fund	March 1, 2017
ClearBridge Mid Cap Fund	March 1, 2017
ClearBridge Mid Cap Growth Fund	March 1, 2017
ClearBridge Select Fund	March 1, 2017
ClearBridge Small Cap Growth Fund	March 1, 2017
ClearBridge Small Cap Value Fund	February 1, 2017
ClearBridge Sustainability Leaders Fund	March 1, 2017
ClearBridge Tactical Dividend Income Fund	March 1, 2017
EnTrustPermal Alternative Core Fund	May 1, 2016
QS Conservative Growth Fund	June 1, 2016
QS Defensive Growth Fund	June 1, 2016
QS Dynamic Multi-Strategy Fund	June 1, 2016
QS Global Dividend Fund	February 1, 2017
QS Global Equity Fund	March 1, 2017
QS Growth Fund	June 1, 2016
QS International Dividend Fund	February 1, 2017
QS Moderate Growth Fund	June 1, 2016
QS S&P 500 Index Fund	February 1, 2017

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Adjustable Rate Income Fund	September 30, 2016
Western Asset California Municipals Fund	Summary Prospectus and Prospectus dated June 30, 2016 and Statement of Additional Information Dated June 30, 2016, as amended February 28, 2017
Western Asset Corporate Bond Fund	May 1, 2016
Western Asset Emerging Markets Debt Fund	June 30, 2016
Western Asset Global High Yield Bond Fund	May 1, 2016
Western Asset Global Strategic Income Fund	November 23, 2016
Western Asset Intermediate-Term Municipals Fund	August 1, 2016, as amended February 28, 2017
Western Asset Managed Municipals Fund	June 30, 2016, as amended February 28, 2017
Western Asset Mortgage Backed Securities Fund	May 1, 2016
Western Asset Municipal High Income Fund	November 23, 2016
Western Asset New Jersey Municipals Fund	Summary Prospectus and Prospectus dated August 1, 2016 and Statement of Additional Information dated August 1, 2016, as amended February 28, 2017
Western Asset New York Municipals Fund	Summary Prospectus and Prospectus dated August 1, 2016 and Statement of Additional Information dated August 1, 2016, as amended February 28, 2017
Western Asset Oregon Municipals Fund	September 30, 2016
Western Asset Pennsylvania Municipals Fund	Summary Prospectus and Prospectus dated August 1, 2016 and Statement of Additional Information dated August 1, 2016, as amended February 28, 2017

Fund	Date of Prospectus
Western Asset Short Duration High Income Fund	November 23, 2016
Western Asset Short Duration Municipal Income Fund	March 1, 2017
Western Asset Short-Term Bond Fund	May 1, 2016
Western Asset Short Term Yield Fund	November 23, 2016

WESTERN ASSET FUNDS, INC.
Western Asset Core Bond Fund	May 1, 2016
Western Asset Core Plus Bond Fund	May 1, 2016
Western Asset High Yield Fund	September 30, 2016
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2016
Western Asset Intermediate Bond Fund	September 30, 2016
Western Asset Macro Opportunities Fund	March 1, 2017
Western Asset Total Return Unconstrained Fund	September 30, 2016

Please retain this supplement for future reference.

LMFX353119